Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating activities
Share-based compensation expense	$ 4,448	$ 2,957
(Gain) loss on securities held	(83,705)	3,298
Gains on commodity and foreign currency contracts (Note 9)	(3,315)	(4,930)
Loss on derivatives (Note 9)	14	1,078
Loss on inventory	0	4,670
Share of income from associate and dilution gain (Note 14)	(15,245)	(13,679)
Net realizable value adjustment for inventories (Note 22)	(356)	24,330
Project development write-down	1,882	0
Other inflows (outflows) of cash, classified as operating activities	(96,277)	17,724
Changes in non-cash operating working capital items:
Trade and other receivables	1,545	6,256
Inventories	22,753	(12,128)
Prepaid expenses	(4,093)	1,878
Accounts payable and accrued liabilities	(43,527)	8,053
Provisions	(4,622)	(8,320)
Changes in non-cash working capital	(27,944)	(4,261)
Significant non-cash items:
Assets acquired by finance lease	51,181	7,028
Shares issued as compensation (Note 25)	2,693	1,879
Cash and Cash Equivalents
Cash in banks	120,564	77,735
Short-term money market investments	0	60,775
Cash and cash equivalents	120,564	138,510	$ 175,953
Issued capital
Significant non-cash items:
Shares issued as compensation (Note 25)	$ 2,693	$ 1,879